Investments - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Other-than-temporary impairment impairment charges related to corporate debt securities	$ 300,000
Other-than-temporary impairment charges relating to securities available for sale		$ 0
Ceridian
Debt Securities, Available-for-sale [Line Items]
Aggregate value of ownership of common stock	1,700,000,000
Equity securities
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale of equity securities		17,700,000
Realized gains related to the sales of equity securities available for sale (less than for 2018)		$ 100,000
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Debt securities held with previously recognized other than temporary impairment	$ 1,900,000
Minimum
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, maturity (greater than and less than)	1 year
Maximum
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, maturity (greater than and less than)	5 years